LONG-TERM DEBT (Details) $ in Thousands									1 Months Ended	3 Months Ended		12 Months Ended			31 Months Ended
	Dec. 19, 2014 USD ($)	Oct. 16, 2014 USD ($)	Sep. 18, 2014 USD ($)	Jun. 29, 2014 USD ($)	Apr. 01, 2014	Mar. 31, 2014	Mar. 19, 2014 USD ($)	May. 30, 2012 USD ($)	Feb. 29, 2012 USD ($)	Mar. 31, 2015	Dec. 31, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 USD ($)	Dec. 23, 2013 USD ($)
Debt
Total long-term debt											$ 1,366,602	$ 1,366,602	$ 1,221,885		$ 1,366,602
Less: current portion of long-term debt and capital leases											(9,849)	(9,849)	(9,751)		(9,849)
Total long-term debt											1,356,753	1,356,753	1,212,134		1,356,753
Loss on extinguishment of debt												(13,785)	(7,657)	$ (4,455)
Partial redemption of senior notes												84,127
Dividend declared												66,331	62,121	57,992
Dividend paid															174,800
Remaining consolidated cash available for dividends and other restricted payments											241,400	241,400			241,400
Cumulative consolidated cash available to pay dividends and other restricted payments											416,200	416,200			416,200
Dividends available for distribution											$ 211,800	$ 211,800			$ 211,800
Leverage ratio											4.08	4.08			4.08
Interest coverage ratio											4.07	4.07			4.07
Percentage of increase in available cash used in repayment of debt during dividend suspension period												50.00%
Aggregate maturities of our long-term debt
2015											$ 9,100	$ 9,100			$ 9,100
2016											9,100	9,100			9,100
2017											9,100	9,100			9,100
2018											48,100	48,100			48,100
2019											9,100	9,100			9,100
Thereafter											1,282,618	1,282,618			1,282,618
Total maturities											1,367,118	1,367,118			1,367,118
Unamortized discount											(5,069)	(5,069)			(5,069)
Long-term debt excluding capital leases											$ 1,362,049	$ 1,362,049			$ 1,362,049
Minimum
Debt
Interest coverage ratio											2.25	2.25			2.25
Maximum
Debt
Leverage ratio											5.10	5.10			5.10
Leverage ratio for an event of default											5.25	5.25			5.25
Senior Unsecured Bridge Loan Facility | SureWest
Debt
Maximum borrowing capacity of credit facility									$ 350,000
Senior Notes 10.875 Percent Due 2020
Debt
Total long-term debt											$ 226,097	$ 226,097	298,301		$ 226,097
Aggregate principal amount								$ 300,000
Loss on extinguishment of debt											$ 13,800	$ 13,800
Partial redemption of senior notes		$ 84,100
Interest rate (as a percent)								10.875%			10.875%	10.875%			10.875%
Issue price as a percentage of principal amount								99.345%
Yield to maturity (as a percent)								11.00%
Debt issued													287,300
Net leverage ratio											4.01	4.01			4.01
Multiplier used in the calculation of permitted lien basket for liens securing indebtedness					2.75	2.50
Consent fees							$ 2,500
Number of times to be applied to fixed charges for calculating the deduction from cumulative consolidated net cash											1.75	1.75			1.75
Dividends and other restricted payments available for distribution											$ 50,000	$ 50,000			$ 50,000
Amount of debt redeemed	$ 26,000	$ 46,800
Redemption price	113.50%	116.75%
Aggregate maturities of our long-term debt
Unamortized discount											$ (1,121)	$ (1,121)	$ (1,699)		$ (1,121)
Senior Notes 10.875 Percent Due 2020 | Maximum
Debt
Leverage ratio					4.50	4.25
Net leverage ratio											4.50	4.50			4.50
Senior Notes 6.50 Percent Due 2022
Debt
Aggregate principal amount			$ 200,000								$ 200,000	$ 200,000			$ 200,000
Financing fees capitalized												$ 3,500
Gross proceeds			$ 200,000
Interest rate (as a percent)			6.50%								6.50%	6.50%			6.50%
Senior Notes 6.50 Percent Due 2022 | Maximum
Debt
Leverage ratio covenant for dividend and other restricted payments											4.75	4.75			4.75
Senior Secured Credit Facility | Weighted average
Debt
Weighted average interest rate (as a percent)												4.20%	4.23%
Term loan 3
Debt
Loss on extinguishment of debt														$ 4,500
Term loan 4
Debt
Total long-term debt											$ 896,952	$ 896,952	$ 905,463		$ 896,952
Aggregate principal amount													910,000
Quarterly principal payments required												2,300
Financing fees capitalized													6,600
Loss on extinguishment of debt													7,700
Aggregate maturities of our long-term debt
Unamortized discount											(3,948)	$ (3,948)	(4,537)		(3,948)	$ (4,600)
Term loan 4 | LIBOR
Debt
Margin (as a percent)												3.25%
Variable rate basis, floor (as a percent)												1.00%
Senior secured credit facility - revolving loan
Debt
Total long-term debt											39,000	$ 39,000	13,000		39,000
Maximum borrowing capacity of credit facility													75,000
Amounts outstanding											39,000	39,000	13,000		39,000
Stand-by letter of credit outstanding											900	$ 900			900
Senior secured credit facility - revolving loan | LIBOR | Minimum
Debt
Margin (as a percent)												2.50%
Senior secured credit facility - revolving loan | LIBOR | Maximum
Debt
Margin (as a percent)												3.25%
Senior secured credit facility - revolving loan | LIBOR | Forecast | Weighted average
Debt
Margin (as a percent)										3.00%
Senior secured credit facility - revolving loan | Alternate base rate | Minimum
Debt
Margin (as a percent)												1.50%
Senior secured credit facility - revolving loan | Alternate base rate | Maximum
Debt
Margin (as a percent)												2.25%
Senior secured credit facility - revolving loan | Alternate base rate | Forecast | Weighted average
Debt
Margin (as a percent)										2.00%
Senior Unsecured Bridge Loan Facility
Debt
Debt Related Commitment Fees and Debt Issuance Costs				$ 1,400
Senior Unsecured Bridge Loan Facility | Enventis
Debt
Maximum borrowing capacity of credit facility				$ 140,000
Senior Unsecured Bridge Loan Facility | SureWest
Debt
Term of debt									4 years
Financing fees capitalized									$ 4,200
Senior Notes
Debt
Aggregate principal amount								$ 300,000
Capital leases
Debt
Total long-term debt											$ 4,553	$ 4,553	$ 5,121		$ 4,553